Debt securities - Credit rating analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial investments
Debt securities	£ 171,374	£ 170,458
AAA
Financial investments
Debt securities	17,412	16,427
AA+ to AA-
Financial investments
Debt securities	44,400	42,968
A+ to A-
Financial investments
Debt securities	39,941	40,195
BBB+ to BBB-
Financial investments
Debt securities	37,927	39,764
Below BBB-
Financial investments
Debt securities	8,323	8,978
Other
Financial investments
Debt securities	23,371	22,126
Operating segments | Asia
Financial investments
Debt securities	40,982	36,546
Operating segments | Asia | With-profits
Financial investments
Debt securities	24,432	21,861
Operating segments | Asia | Unit-linked
Financial investments
Debt securities	3,507	3,321
Operating segments | Asia | Non-linked shareholder-backed
Financial investments
Debt securities	13,043	11,364
Operating segments | Asia | AAA | With-profits
Financial investments
Debt securities	2,504	3,183
Operating segments | Asia | AAA | Unit-linked
Financial investments
Debt securities	528	448
Operating segments | Asia | AAA | Non-linked shareholder-backed
Financial investments
Debt securities	990	1,082
Operating segments | Asia | AA+ to AA- | With-profits
Financial investments
Debt securities	10,641	8,522
Operating segments | Asia | AA+ to AA- | Unit-linked
Financial investments
Debt securities	103	112
Operating segments | Asia | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities	2,925	2,435
Operating segments | Asia | A+ to A- | With-profits
Financial investments
Debt securities	3,846	3,560
Operating segments | Asia | A+ to A- | Unit-linked
Financial investments
Debt securities	510	525
Operating segments | Asia | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities	3,226	2,864
Operating segments | Asia | BBB+ to BBB- | With-profits
Financial investments
Debt securities	3,234	2,996
Operating segments | Asia | BBB+ to BBB- | Unit-linked
Financial investments
Debt securities	1,429	1,321
Operating segments | Asia | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities	2,970	2,388
Operating segments | Asia | Below BBB- | With-profits
Financial investments
Debt securities	1,810	1,887
Operating segments | Asia | Below BBB- | Unit-linked
Financial investments
Debt securities	372	494
Operating segments | Asia | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities	1,879	1,680
Operating segments | Asia | Other | With-profits
Financial investments
Debt securities	2,397	1,713
Operating segments | Asia | Other | Unit-linked
Financial investments
Debt securities	565	421
Operating segments | Asia | Other | Non-linked shareholder-backed
Financial investments
Debt securities	1,053	915
Operating segments | US
Financial investments
Debt securities	35,378	40,745
Operating segments | US | Non-linked shareholder-backed
Financial investments
Debt securities	35,378	40,745
Operating segments | US | AAA | Non-linked shareholder-backed
Financial investments
Debt securities	368	445
Operating segments | US | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities	6,352	7,932
Operating segments | US | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities	9,578	10,609
Operating segments | US | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities	12,311	13,950
Operating segments | US | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities	1,000	1,009
Operating segments | US | Other | Non-linked shareholder-backed
Financial investments
Debt securities	5,769	6,800
Operating segments | UK and Europe
Financial investments
Debt securities	92,707	90,796
Operating segments | UK and Europe | With-profits
Financial investments
Debt securities	50,661	48,936
Operating segments | UK and Europe | Unit-linked
Financial investments
Debt securities	6,711	6,277
Operating segments | UK and Europe | Non-linked shareholder-backed
Financial investments
Debt securities	35,335	35,583
Operating segments | UK and Europe | AAA | With-profits
Financial investments
Debt securities	6,492	5,740
Operating segments | UK and Europe | AAA | Unit-linked
Financial investments
Debt securities	670	461
Operating segments | UK and Europe | AAA | Non-linked shareholder-backed
Financial investments
Debt securities	5,118	4,238
Operating segments | UK and Europe | AA+ to AA- | With-profits
Financial investments
Debt securities	9,378	9,746
Operating segments | UK and Europe | AA+ to AA- | Unit-linked
Financial investments
Debt securities	2,732	2,660
Operating segments | UK and Europe | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities	11,005	10,371
Operating segments | UK and Europe | A+ to A- | With-profits
Financial investments
Debt securities	11,666	10,679
Operating segments | UK and Europe | A+ to A- | Unit-linked
Financial investments
Debt securities	1,308	1,158
Operating segments | UK and Europe | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities	9,625	10,558
Operating segments | UK and Europe | BBB+ to BBB- | With-profits
Financial investments
Debt securities	12,856	12,798
Operating segments | UK and Europe | BBB+ to BBB- | Unit-linked
Financial investments
Debt securities	1,793	1,699
Operating segments | UK and Europe | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities	3,267	4,515
Operating segments | UK and Europe | Below BBB- | With-profits
Financial investments
Debt securities	2,877	3,289
Operating segments | UK and Europe | Below BBB- | Unit-linked
Financial investments
Debt securities	91	212
Operating segments | UK and Europe | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities	258	397
Operating segments | UK and Europe | Other
Financial investments
Debt securities	13,571	12,275
Operating segments | UK and Europe | Other | With-profits
Financial investments
Debt securities	7,392	6,684
Operating segments | UK and Europe | Other | Unit-linked
Financial investments
Debt securities	117	87
Operating segments | UK and Europe | Other | Non-linked shareholder-backed
Financial investments
Debt securities	6,062	5,504
Unallocated to a segment (other operations)
Financial investments
Debt securities	2,307	2,371
Unallocated to a segment (other operations) | AAA
Financial investments
Debt securities	742	830
Unallocated to a segment (other operations) | AA+ to AA-
Financial investments
Debt securities	1,264	1,190
Unallocated to a segment (other operations) | A+ to A-
Financial investments
Debt securities	182	242
Unallocated to a segment (other operations) | BBB+ to BBB-
Financial investments
Debt securities	67	97
Unallocated to a segment (other operations) | Below BBB-
Financial investments
Debt securities	36	10
Unallocated to a segment (other operations) | Other
Financial investments
Debt securities	£ 16	£ 2